4. Prepaid Expenses (Details) (Sept 2020 Note) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Prepaid expenses	$ 2,622	$ 592,473	$ 134,689
Prepaid Expenses [Member]
Prepaid expenses	2,622	0
Prepaid Acquisition Expenses [Member] | Sunniva [Member]
Prepaid expenses	$ 0	$ 355,731	$ 0